Statutory Prospectus Supplement dated May 26, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Funds listed below:
Invesco Peak RetirementTM 2015 Fund	Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2020 Fund	Invesco Peak RetirementTM 2050 Fund
Invesco Peak RetirementTM 2025 Fund	Invesco Peak RetirementTM 2055 Fund
Invesco Peak RetirementTM 2030 Fund	Invesco Peak RetirementTM 2060 Fund
Invesco Peak RetirementTM 2035 Fund	Invesco Peak RetirementTM 2065 Fund
Invesco Peak RetirementTM 2040 Fund	Invesco Peak RetirementTM Now Fund
This supplement amends the Statutory Prospectus for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the section under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Additional Information About the Underlying Funds – U.S Equity” in the prospectus:
Invesco Oppenheimer Discovery Mid Cap Growth Fund -- This fund’s investment objective is to seek capital appreciation.
Invesco Oppenheimer Main Street Small Cap Fund® -- This fund’s investment objective is to seek capital appreciation.
Invesco PureBetaSM MSCI USA ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the MSCI USA Index.
Invesco Russell 1000® Dynamic Multifactor ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index.
Invesco S&P 500® Enhanced Value ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the S&P 500® Enhanced Value Index.
Invesco S&P 500® High Dividend Low Volatility ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index.
Invesco S&P SmallCap Low Volatility ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index.
Invesco U.S. Managed Volatility Equity Fund -- This fund’s investment objective is to seek to provide capital appreciation while managing portfolio volatility.
The following information replaces in its entirety the section under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Additional Information About the Underlying Funds – Non-U.S. Equity” in the prospectus:
Invesco Developing Markets Fund -- This fund’s investment objective is long-term growth of capital.
Invesco International Select Equity Fund -- This fund’s investment objective is long-term growth of capital.
Invesco Oppenheimer Developing Markets Fund -- This fund’s investment objective is to seek capital appreciation.
Invesco Oppenheimer International Small-Mid Company Fund -- This fund’s investment objective is to seek capital appreciation.
Invesco PureBetaSM FTSE Developed ex-North America ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the FTSE Developed ex North America Index.

Invesco RAFITM Strategic Developed ex-US ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Invesco Strategic Developed ex-US Index.
Invesco S&P International Developed Low Volatility ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the S&P BMI International Developed Low VolatilityTM Index.
The following information replaces in its entirety the section under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Additional Information About the Underlying Funds – Fixed Income” in the prospectus:
Invesco 1-30 Laddered Treasury ETF – This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Ryan/NASDAQ U.S. 1-30 Treasury Laddered Index.
Invesco Core Plus Bond Fund -- This fund’s investment objective is total return, comprised of current income and capital appreciation.
Invesco Income Fund -- This fund’s investment objective is current income, and secondarily, capital appreciation.
Invesco Floating Rate Fund -- This fund’s investment objective is total return, comprised of current income and capital appreciation.
Invesco Fundamental High Yield® Corporate Bond ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. High Yield 1-10 Index.
Invesco Oppenheimer International Bond Fund -- This fund’s investment objective is total return.
Invesco Short Duration Inflation Protected Fund -- This fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
Invesco Taxable Municipal Bond ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the ICE BofAML US Taxable Municipal Securities Plus Index.
Invesco Variable Rate Investment Grade ETF -- This fund’s investment objective is to seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.
Invesco Variable Rate Preferred ETF -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index.
The following information replaces in its entirety the section under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Additional Information About the Underlying Funds – Alternatives” in the prospectus:
Invesco Global Real Estate Income Fund -- This fund’s investment objective is current income and, secondarily, capital appreciation.
Invesco Macro Allocation Strategy Fund -- This fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.
Invesco Multi-Asset Income Fund -- This fund’s investment objective is to provide current income.
PR-STAT-SUP-1

Statement of Additional Information Supplement dated May 26, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:
Invesco Peak RetirementTM 2015 Fund	Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2020 Fund	Invesco Peak RetirementTM 2050 Fund
Invesco Peak RetirementTM 2025 Fund	Invesco Peak RetirementTM 2055 Fund
Invesco Peak RetirementTM 2030 Fund	Invesco Peak RetirementTM 2060 Fund
Invesco Peak RetirementTM 2035 Fund	Invesco Peak RetirementTM 2065 Fund
Invesco Peak RetirementTM 2040 Fund	Invesco Peak RetirementTM Now Fund
This supplement amends the Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The last two paragraphs under the heading “Description of the Funds and Their Investments and Risks – Classification” in the Statement of Additional Information are hereby removed.
PR-SAI-SUP-1